Investments in associates - Summary financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Current assets	$ 4,168,984	$ 3,683,753	$ 2,590,050
Non-current assets	7,749,467	6,431,525	4,525,297
Current liabilities	(1,906,779)	(1,980,900)	(1,767,191)
Non-current liabilities	(3,290,337)	(2,731,151)	(1,157,901)
Equity attributable to owners	5,168,960	4,150,674	3,729,856
Non-controlling interests	1,488,302	1,252,553	460,399
Total revenue	3,101,175	2,914,180	2,236,415
Profit (loss) attributable to owners	179,679	376,630	253,411
Profit (loss) attributable to the non-controlling interests	(53,256)	(60,196)	(31,088)
Profit for the year	126,423	316,434	222,323
Other comprehensive income (loss) for the year	73,054	(51,330)	(7,603)
Total comprehensive income (loss) for the year	199,477	265,104	214,720
Total comprehensive loss attributable to owners	251,135	326,191	245,803
Total comprehensive loss attributable to the non-controlling interests	(51,658)	(61,087)	(31,083)
Toppan SMIC Electronic (Shanghai) Co., Ltd ("Toppan")
Disclosure of associates [line items]
Current assets	55,966	53,716	51,661
Non-current assets	19,978	17,205	22,554
Current liabilities	(1,727)	(2,246)	(2,062)
Net assets	74,217	68,675	72,153
Total revenue	18,391	20,711	20,782
Profit for the year	1,235	1,178	3,267
Total comprehensive income (loss) for the year	$ 1,235	$ 1,178	$ 3,267
Proportion of ownership interest and voting power (as a percent)	30.00%	30.00%	30.00%
Carrying amount of the Group's interest in associate	$ 22,265	$ 20,603	$ 21,646
Jiangsu Changjiang Electronics Technology Co., Ltd. (“JCET”)
Disclosure of associates [line items]
Current assets	1,401,575
Non-current assets	3,305,615
Current liabilities	(1,639,114)
Non-current liabilities	(1,661,532)
Net assets	1,406,544
Equity attributable to owners	1,385,372
Non-controlling interests	21,172
Total revenue	958,087
Profit (loss) attributable to owners	11,480
Profit (loss) attributable to the non-controlling interests	628
Profit for the year	12,108
Other comprehensive income (loss) for the year	(19,986)
Total comprehensive income (loss) for the year	(7,878)
Total comprehensive loss attributable to owners	(8,496)
Total comprehensive loss attributable to the non-controlling interests	$ 618
Proportion of ownership interest and voting power (as a percent)	14.30%
Value of ownership interest in associate	$ 197,832
Valuation premium	340,561
Carrying amount of the Group's interest in associate	538,393
Shanghai Fortune-Tech Zaixing Invest Center (Limited Partnership) ("Fortune-Tech Zaixing")
Disclosure of associates [line items]
Current assets	2,264	12,720	15,513
Non-current assets	19,965	8,520	7,581
Current liabilities	(2)	(1)	(3)
Net assets	22,227	21,239	23,091
Profit for the year	(366)	(329)	(178)
Total comprehensive income (loss) for the year	$ (366)	$ (329)	$ (178)
Proportion of ownership interest and voting power (as a percent)	66.20%	66.20%	66.20%
Carrying amount of the Group's interest in associate	$ 14,714	$ 14,087	$ 15,292
Sino IC Leasing Co., Ltd. ("Sino IC Leasing")
Disclosure of associates [line items]
Current assets	1,038,538	702,570	502,454
Non-current assets	3,464,412	1,859,267	21,374
Current liabilities	(523,228)	(117,287)	(8,679)
Non-current liabilities	(2,509,732)	(1,653,206)	(190,021)
Net assets	1,469,990	791,344	325,128
Equity attributable to owners	1,366,367	776,959	325,128
Non-controlling interests	103,623	14,385
Total revenue	215,538	36,085	2,437
Profit (loss) attributable to owners	39,003	12,938	3,761
Profit (loss) attributable to the non-controlling interests	460	48
Profit for the year	39,463	12,986	3,761
Other comprehensive income (loss) for the year	(10,206)	3,594
Total comprehensive income (loss) for the year	29,257	16,580	3,761
Total comprehensive loss attributable to owners	28,797	16,532	$ 3,761
Total comprehensive loss attributable to the non-controlling interests	460	$ 48
Dividends received from the associate during the year	$ 255
Proportion of ownership interest and voting power (as a percent)	8.10%	11.40%	8.80%
Carrying amount of the Group's interest in associate	$ 110,162	$ 88,651	$ 28,736
Juyuan Juxin Integrated Circuit Fund ("Juyuan Juxin")
Disclosure of associates [line items]
Current assets	108,639	47,494
Non-current assets	55,761
Current liabilities	(33)	(7)
Net assets	164,367	47,487
Profit for the year	(3,120)	(1,893)
Total comprehensive income (loss) for the year	$ (3,120)	$ (1,893)
Proportion of ownership interest and voting power (as a percent)	31.60%	40.90%
Carrying amount of the Group's interest in associate	$ 51,940	$ 19,408